Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Leases Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Leases Liabilities [Line Items]
Balance as of beginning	$ 3,402	$ 2,873
Additions	601	789
Derecognition of Rotem 1 lease (Note 8C)	(1,668)
Interest expense	69	179	$ 104
Lease payments	(647)	(546)
Translation differences	(192)	107
Balance as of ending	1,565	3,402	2,873
Current maturities of lease obligations	606	954
Long-term lease obligations	959	2,448
Balance as of ending	1,565	3,402
Land [member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Leases Liabilities [Line Items]
Balance as of beginning	1,755	1,704
Additions
Derecognition of Rotem 1 lease (Note 8C)	(1,668)
Interest expense		62
Lease payments	(64)	(67)
Translation differences	(23)	56
Balance as of ending		1,755	1,704
Current maturities of lease obligations		337
Long-term lease obligations		1,418
Balance as of ending		1,755
Offices and buildings [Member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Leases Liabilities [Line Items]
Balance as of beginning	1,217	1,022
Additions	449	400
Derecognition of Rotem 1 lease (Note 8C)
Interest expense	58	110
Lease payments	(401)	(358)
Translation differences	(127)	43
Balance as of ending	1,196	1,217	1,022
Current maturities of lease obligations	405	433
Long-term lease obligations	791	784
Balance as of ending	1,196	1,217
Vehicles [member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Leases Liabilities [Line Items]
Balance as of beginning	430	147
Additions	152	389
Derecognition of Rotem 1 lease (Note 8C)
Interest expense	11	7
Lease payments	(182)	(121)
Translation differences	(42)	8
Balance as of ending	369	430	$ 147
Current maturities of lease obligations	201	184
Long-term lease obligations	168	246
Balance as of ending	$ 369	$ 430